Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2017	Nov. 14, 2017
Document and Entity Information:
Entity Registrant Name	Ocean Thermal Energy Corp
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Trading Symbol	cpwr
Amendment Flag	false
Entity Central Index Key	0000827099
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		119,210,382
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3